CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities of continuing operations:
Net Loss	$ (430,453)	$ (312,328)	$ (401,765)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and payment for services	106,202	121,095	329,319
Amortization of debt discounts	19,296
Depreciation and amortization	20,528	24,654	17,978
Changes in operating assets and liabilities:
Deposits and advances	2,918	(182)
Accounts payable and accrued expenses	(4,158)	7,511	(4,167)
Net cash provided by (used in) operating activities	(285,667)	(159,250)	(58,635)
Cash flows from investing activities:
Related party receivable	(192,687)	86,732	(24,354)
Acquisition of property and equipment	(788)	(20,254)	(803)
Increase in intangible assets	(11,741)
Net cash provided by (used in) investing activities	(205,216)	66,478	(25,157)
Cash flows from financing activities:
Net proceeds from sale of common stock	275,000	150,000	5,000
Proceeds from convertible notes payable	225,000
Net cash provided by (used in) financing activities	500,000	150,000	5,000
Effect of exchange rates on cash and cash equivalents	(63)	(7)	(284)
Net increase (decrease) in cash and cash equivalents	9,054	57,221	(79,076)
Cash and Cash Equivalents, beginning of period	58,498	1,277	80,353
Cash and Cash equivalents, end of period	67,552	58,498	1,277
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with conversion of debt and accrued interest	225,000
Warrants issued in connection with convertible note payable	$ 19,296